Debt (Q2)	6 Months Ended
Dec. 31, 2017
Debt [Abstract]
Debt
Note 5 — Debt

On September 28, 2017, the Company entered into a promissory note with an investor of the Company in the amount of $200,000.  The note bears no interest and is payable in full on September 30, 2018.  In addition, on December 20, 2017, the Company entered into a promissory note with the same investor of the Company in the amount of $150,000.  This note also bears no interest and is payable in full on December 20, 2018.